Transaction and Offering Related Fees (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Transaction And Offering Related Fees [Abstract]
Schedule of Transaction and Offering Related Fees

	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Professional fees	(150)	(4,794)	—
FBT tax expense	(5,683)	—	—
Other transaction and offering related fees	(950)	—	—

Total transaction and offering related fees	(6,783)	(4,794)	—